Business acquisitions and development projects (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Pro Forma Financial Information
The supplemental pro forma financial information below was prepared using the acquisition method of accounting and is based on the historical financial information of APUC, New England Gas System and Peach State Gas System reflecting results of operations for 2013 and 2012 on a comparative basis as though the aforementioned companies were combined as of January 1, 2012. The acquiree’s pre-acquisition results have been added to APUC’s historical results, and the totals have been adjusted for the pro forma effects of acquisition-related costs, interest expense related to the financing of the business combinations, and related income taxes.

Pro forma	2013	2012
Total revenue from continuing operations	$760,394	$464,182
Net earnings from continuing operations	59,698	28,103
Basic net earnings from continuing operations per share	0.32	0.13
Diluted net earnings from continuing operations per share	0.32	0.13

Impact on Company Balance Sheet
The impact on the Company’s consolidated balance sheet was as follows:

2012
Elimination of noncontrolling interest (net of intercompany balance of $1,297 with Emera)	$33,726
Noncontrolling interest portion of currency translation adjustment transferred to AOCI	1,397
Accumulated deficit	3,633
Exercise of subscription receipts	$38,756

New England Gas Company
Business Acquisition [Line Items]
Allocation of assets acquired and liabilities assumed
The following table summarizes the preliminary determination of the fair value of the assets acquired and liabilities assumed at the acquisition date:

Cash	$76
Working capital	8,175
Property, plant and equipment	84,636
Regulatory assets	47,644
Other assets	1,197
Long term debt (including current portion)	(25,836)
Regulatory liabilities	(15,969)
Pension and OPEB	(25,360)
Environmental obligation	(10,225)
Deferred income tax liability, net	(1,217)
Total net assets acquired	$63,121

Peach State Gas System
Business Acquisition [Line Items]
Allocation of assets acquired and liabilities assumed
The following table summarizes the preliminary determination of the fair value of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$9,605
Property, plant and equipment	141,983
Goodwill	12,226
Deferred income tax asset, net	1,992
Derivative asset	231
Regulatory liabilities	(3,807)
Other liabilities	(1,853)
Pension and OPEB	(4,615)
Derivative liabilities	(184)
Total net assets acquired	$155,578

Pine Bluff Water System
Business Acquisition [Line Items]
Allocation of assets acquired and liabilities assumed
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date. The determination of the fair value of assets and liabilities acquired is based upon management’s estimates and certain assumptions with respect to the fair values of the assets acquired and liabilities assumed.

Cash	$8
Working capital	766
Property, plant and equipment	28,371
Regulatory assets	957
Goodwill	5,034
Other liabilities	(169)
Regulatory liabilities	(135)
Pension and OPEB	(4,277)
Deferred income tax liability, net	(2,697)
Total net assets acquired	$27,858

Shady Oaks
Business Acquisition [Line Items]
Allocation of assets acquired and liabilities assumed
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date. The determination of the fair value is based upon management’s estimates and assumptions with respect to the fair value of the assets acquired and liabilities assumed.

Cash	$4,682
Working capital	(846)
Property, plant and equipment	144,243
Deferred tax asset	2,519
Long term debt (including current portion)	(149,235)
Asset retirement obligation	(1,363)
Total net assets acquired	$—

New Hampshire Electric and Gas Utilities
Business Acquisition [Line Items]
Allocation of assets acquired and liabilities assumed
In 2013, the Company received additional information which was used to refine the estimates for fair value of assets acquired and liabilities assumed on July 3, 2012 for the New Hampshire electric and gas utilities. The carrying value of those assets and liabilities were retrospectively adjusted to the amounts detailed in the table below. As a result, the total consideration was reduced by $9,216, working capital acquired was reduced by $9,869 and goodwill was increased by $957.

	Granite State	EnergyNorth	Total
Cash	$395	$—	$395
Restricted cash	3,252	—	3,252
Working capital	1,916	15,420	17,336
Property, plant and equipment	86,935	256,305	343,240
Regulatory assets	31,683	87,126	118,809
Deferred financing	31	—	31
Other assets	—	83	83
Goodwill	—	28,537	28,537
Customer deposits	(661)	(962)	(1,623)
Long-term debt	(15,188)	—	(15,188)
Other long-term liabilities	(1,468)	(3,287)	(4,755)
Advances in aid of construction	—	(86)	(86)
Derivative liabilities	—	(2,598)	(2,598)
Regulatory liabilities	(5,533)	(27,456)	(32,989)
Pension and OPEB	(19,108)	(29,197)	(48,305)
Environmental obligation	—	(54,431)	(54,431)
Deferred income tax liabilities, net	—	(61,484)	(61,484)
Total net assets acquired	$82,254	$207,970	$290,224